Segment Reporting Geographical Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Total Revenue	$ 234,954	$ 265,386	$ 466,628	$ 697,987	$ 1,205,263	$ 971,367
Gross Profit:
Total Gross Profit	207,060	225,138	408,716	578,318	1,025,733	795,109
Total Assets:
Total Assets	2,200,081		2,200,081		2,561,160	3,571,640
Vycor Medical [Member]
Revenue:
Total Revenue	146,358	138,239	277,024	460,021	770,676	548,463
Gross Profit:
Total Gross Profit	135,152	118,206	251,431	378,795	668,729	439,422
Total Assets:
Total Assets	859,185		859,185		1,055,026	2,068,084
NovaVision [Member]
Revenue:
Total Revenue	88,596	127,147	189,604	237,966	434,587	422,904
Gross Profit:
Total Gross Profit	71,908	106,932	157,285	199,523	357,004	355,687
Total Assets:
Total Assets	$ 1,340,896		$ 1,340,896		$ 1,506,134	$ 1,503,556